UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Farrell
Title:     Chief Compliance Officer
Phone:     212-332-1911

Signature, Place, and Date of Signing:

 /s/      Mark Farrell     New York, NY     January 29, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $8,681 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO COML REAL EST FIN INC   COM              03762U105      384    22168 SH       SOLE                    22168        0        0
ARES CAP CORP                  COM              04010L103     1114    65000 SH       SOLE                    65000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      419    15000 SH       SOLE                    15000        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      372    10000 SH       SOLE                    10000        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100      226     5000 SH       SOLE                     5000        0        0
ISHARES TR                     HIGH YLD CORP    464288513      631     6836 SH       SOLE                     6836        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100      928    22500 SH       SOLE                    22500        0        0
LRR ENERGY LP                  COM              50214A104      337    17857 SH       SOLE                    17857        0        0
MEMORIAL PRODTN PARTNERS LP    COM U REP LTD    586048100      584    30900 SH       SOLE                    30900        0        0
NEW MTN FIN CORP               COM              647551100      962    64900 SH       SOLE                    64900        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108      178    14228 SH       SOLE                    14228        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201      410    10000 SH       SOLE                    10000        0        0
PENNANTPARK INVT CORP          COM              708062104      509    48000 SH       SOLE                    48000        0        0
VANGUARD NATURAL RESOURCES L   COM UNIT         92205F106      579    20000 SH       SOLE                    20000        0        0
W P CAREY & CO LLC             COM              92930Y107      980    20000 SH       SOLE                    20000        0        0
ZAZA ENERGY CORP               COM              98919T100       68    23000 SH       SOLE                    23000        0        0